SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Options	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) Options
Share options outstanding
Number of options | Options	12,344	12,173	12,429
Weighted average exercise price	$ 5.77	$ 6.52	$ 6.95
Weighted average remaining contractual life (years)	3 years 26 days
Share options exercisable
Exercisable at end of period | Options	8,861	8,539
Weighted average exercise price	$ 6.13	$ 7.41
Weighted average remaining contractual life (years)	2 years 1 month 21 days
$2.96 - $4.56
Share options outstanding
Number of options | Options	3,764
Weighted average exercise price	$ 3.89
Weighted average remaining contractual life (years)	3 years 2 months 5 days
Share options exercisable
Exercisable at end of period | Options	3,265
Weighted average exercise price	$ 3.85
Weighted average remaining contractual life (years)	3 years 18 days
$4.57 to $5.19
Share options outstanding
Number of options | Options	3,512
Weighted average exercise price	$ 5.00
Weighted average remaining contractual life (years)	5 years 6 months 29 days
Share options exercisable
Exercisable at end of period | Options	529
Weighted average exercise price	$ 5.10
Weighted average remaining contractual life (years)	5 years 7 days
$5.20 to $7.97
Share options outstanding
Number of options | Options	2,019
Weighted average exercise price	$ 5.80
Weighted average remaining contractual life (years)	2 years 18 days
Share options exercisable
Exercisable at end of period | Options	2,019
Weighted average exercise price	$ 5.80
Weighted average remaining contractual life (years)	2 years 18 days
$7.98 to $10.99
Share options outstanding
Number of options | Options	3,049
Weighted average exercise price	$ 8.96
Weighted average remaining contractual life (years)	8 months 23 days
Share options exercisable
Exercisable at end of period | Options	3,048
Weighted average exercise price	$ 8.96
Weighted average remaining contractual life (years)	8 months 23 days
Minimum | $2.96 - $4.56
Share options outstanding
Exercise price range	$ 2.96
Minimum | $4.57 to $5.19
Share options outstanding
Exercise price range	4.57
Minimum | $5.20 to $7.97
Share options outstanding
Exercise price range	5.20
Minimum | $7.98 to $10.99
Share options outstanding
Exercise price range	7.98
Maximum | $2.96 - $4.56
Share options outstanding
Exercise price range	4.56
Maximum | $4.57 to $5.19
Share options outstanding
Exercise price range	5.19
Maximum | $5.20 to $7.97
Share options outstanding
Exercise price range	7.97
Maximum | $7.98 to $10.99
Share options outstanding
Exercise price range	$ 10.99